Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Schedule of Incentive Shares and Stock Option and Restricted Stock Units Activities

A summary of the incentive shares and stock options and restricted stock units activities under the Company’s Share-based Plans in the year of 2018 and the year of 2019 is presented below:

	Number of incentive shares	Number of stock options	Number of RSUs	Weighted average grant-date fair value

Non-vested incentive shares and stock options as of December 31, 2017	1,468,134	1,431,620		3.0279
Granted	—	210,000	502,890	3.0401
Vested	(619,234)	(463,942)	(84,976)	2.7252
Forfeited	(167,650)	(411,875)	(90,665)	3.9901
Non-vested incentive shares and stock options as of December 31, 2018	681,250	765,803	327,249	3.0453
Granted	—	40,000	5,748,970	0.7373
Vested	(498,883)	(212,818)	(5,088,353)	1.1653
Forfeited	(51,517)	(295,250)	(897,116)	2.1794
Non-vested incentive shares and stock options as of December 31, 2019	130,850	297,735	90,750	0.6037